Supplement to the
Fidelity® Blue Chip Growth ETF, Fidelity® Blue Chip Value ETF, Fidelity® Growth Opportunities ETF, Fidelity® Magellan℠ ETF, Fidelity® New Millennium ETF, Fidelity® Real Estate Investment ETF, Fidelity® Small-Mid Cap Opportunities ETF, Fidelity® Sustainable U.S. Equity ETF, and Fidelity® Women's Leadership ETF
November 29, 2023
Prospectus

Fidelity® Sustainable U.S. Equity ETF and Fidelity® Women's Leadership ETF have changed their classification from a non-diversified fund to a diversified fund.
Fidelity® Small-Mid Cap Opportunities ETF has changed its classification from a non-diversified to a diversified fund.
Effective February 26, 2024, references to Fidelity® Growth Opportunities ETF and Fidelity® New Millennium ETF throughout this Prospectus is no longer applicable.
Effective February 26, 2024, the following information replaces similar information for Fidelity® Growth Opportunities ETF found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.38% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.38%
AAdjusted to reflect current fees.

1 year	$39
3 years	$122
5 years	$213
10 years	$480

Effective February 26, 2024, the following information replaces similar information for Fidelity® New Millennium ETF found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.38% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.38%
AAdjusted to reflect current fees.

1 year	$39
3 years	$122
5 years	$213
10 years	$480

Effective February 26, 2024, the following information replaces similar information for Fidelity® Small-Mid Cap Opportunities ETF found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.43% A
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.43%
AAdjusted to reflect current fees.

1 year	$44
3 years	$138
5 years	$241
10 years	$542

Effective February 26, 2024, the following information replaces similar information for Fidelity® Growth Opportunites ETF, Fidelity® New Millenium ETF, and Fidelity® Small-Mid Cap Opportunities ETF found in the "Fund Management" section under the "Advisory Fee(s)" heading.
Fund	Management Fee Rate
Fidelity® Growth Opportunities ETF	0.38%
Fidelity® New Millennium ETF	0.38%
Fidelity® Small-Mid Cap Opportunities ETF	0.43%
Effective February 26, 2024, Fidelity® Growth Opportunities ETF, Fidelity® New Millennium ETF and Fidelity® Small-Mid Cap Opportunities ETF will change their names and tickers:
Existing ETF Name and Ticker	New ETF Name and Ticker
Fidelity® Growth Opportunities ETF (FGRO)	Fidelity® Fundamental Large Cap Growth ETF (FFLG)
Fidelity® New Millennium ETF (FMIL)	Fidelity® Fundamental Large Cap Core ETF (FFLC)
Fidelity® Small-Mid Cap Opportunities ETF (FSMO)	Fidelity® Fundamental Small-Mid Cap ETF (FFSM)
Effective February 26, 2024, Fidelity® Growth Opportunities ETF and Fidelity® New Millennium ETF will undergo the following changes:
Each fund will operate as a traditional ETF in reliance on Rule 6c-11 under the Investment Company Act of 1940. As a result, each fund will disclose its complete portfolio holdings daily. Each fund will no longer operate pursuant to an exemptive order from the Securities and Exchange Commission and will no longer be limited by conditions in the order, including limitations on the investments permitted under the order.
Each fund will adopt a policy of normally investing at least 80% of assets in equity securities of companies with large market capitalizations (which, for purposes of the fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
Each fund's investment process will be modified as follows:
In buying and selling securities for the fund, the Adviser starts with fundamental analyst research and security recommendations, and reference portfolios managed by the Adviser that are based on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of fundamental factors such as its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The Adviser then applies a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, and trading characteristics. The Adviser expects that the portfolio construction process will generally involve less frequent trading than the reference portfolios.
Effective February 26, 2024, Fidelity® Fundamental Large Cap Growth ETF will be jointly and primarily managed by a team of Tim Gannon (Co-Portfolio Manager), Michael Kim (Co-Portfolio Manager), and Risteard Hogan (Co-Portfolio Manager).
Effective February 26, 2024, Fidelity® Fundamental Large Cap Core ETF will be jointly and primarily managed by a team of Camille Carlstrom (Co-Portfolio Manager), Tim Gannon (Co-Portfolio Manager), and Michael Kim (Co-Portfolio Manager).
Effective February 26, 2024, Tom Hense will be added as a Co-Portfolio Manager for Fidelity® Fundamental Small-Mid Cap ETF.
ETC-PSTK-0724-107 1.9903671.107	July 15, 2024